SHARE-BASED PAYMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
SUMMARY OF NON-EMPLOYEE OPTION ACTIVITY

A summary of option activity for the three months ended March 31, 2023 is presented below.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2022	615,000	$2.59	3.61	$1,480,457
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Balance, March 31, 2023	615,000	$2.59	3.37	$1,480,457

A summary of option activity for the year ended December 31, 2022 is presented below. There was no option activity for the period ended December 31, 2021.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788
Granted	140,000	5.00		-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-
Balance, December 31, 2022	615,000	$2.59	3.61	$1,480,457

SUMMARY OF UNVESTED NONEMPLOYEE OPTIONS

A summary of unvested options for the three months ended March 31, 2023 is presented below:

Weighted
Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of December 31, 2022	277,500	$3.44
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Exercised	-	-
Unvested as of March 31, 2023	277,500	$3.44

A summary of unvested options for the year ended December 31, 2022, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested balance, December 31, 2021	292,500	$1.80
Granted	140,000	5.00
Vested	(155,000)	1.76
Forfeited or expired	-	-
Exercised	-	-
Unvested balance, December 31, 2022	277,500	$3.44

SCHEDULE OF VALUATION ASSUMPTIONS

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied:

	Year ended December 31, 2022	Period ended December 31, 2021
Risk-free interest rate	2.67%	0.09% - 0.56%
Expected term	3.5 years	2.5 - 3.5 years
Expected average stock price volatility	183.1%	106.8% -120.9%
Expected dividend yield	0.00%	0.00%
Weighted average grant-date fair value of stock options	$4.58	$1.36 - $1.87

SUMMARY OF WARRANT ACTIVITY

A summary of the warrant activity during the three months as of March 31, 2023 is presented below. There was no warrant activity for the three months ended March 31, 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, December 31, 2022	500,620	$4.00	0.54
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, March 31, 2023	500,620	$4.00	0.29

A summary of the warrant activity during the period from January 21, 2021 (date of inception) through December 31, 2022 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, January 21, 2021	-	$-	-
Issued	500,620	4.00	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2021	500,620	$4.00	0.7
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2022	500,620	$4.00	0.7

Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF VALUATION ASSUMPTIONS

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

For the Year Ended December 31, 2021:
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%